Consolidated Comprehensive Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Change in accumulated other comprehensive income (loss)	$ 1,621	$ 237	$ 1,073